iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 19,820 $ 1,971,892
Expeditors International of Washington, Inc. ....... 24,320 2,762,266
United Parcel Service, Inc. , Class B ............ 125,540 14,340,434
19,074,592
a
Automobile Components  —  0 .1%
Aptiv PLC
(a) (b)
............................ 45,752 2,855,840
Autoliv, Inc. ............................. 13,120 1,268,179
BorgWarner, Inc. ......................... 39,762 1,268,408
5,392,427
a
Automobiles  —  4 .3%
Harley-Davidson, Inc. ...................... 21,873 591,883
Lucid Group, Inc.
(a) (b)
....................... 153,817 424,535
Rivian Automotive, Inc. , Class A
(a) (b)
............. 125,183 1,572,299
Tesla, Inc.
(a)
............................. 493,677 199,741,714
202,330,431
a
Banks  —  1 .1%
Bank of Hawaii Corp. ...................... 6,937 516,876
Cathay General Bancorp .................... 12,171 578,001
Citizens Financial Group, Inc. ................ 77,180 3,671,453
Comerica, Inc. ........................... 23,150 1,558,458
Huntington Bancshares, Inc. ................. 250,419 4,307,207
International Bancshares Corp. ............... 9,760 643,086
KeyCorp ............................... 160,798 2,891,148
M&T Bank Corp. ......................... 28,613 5,758,080
Old National Bancorp ...................... 54,530 1,300,541
PNC Financial Services Group, Inc. (The) ........ 68,199 13,704,589
Regions Financial Corp. .................... 156,241 3,849,778
Truist Financial Corp. ...................... 229,883 10,947,028
Zions Bancorp NA ........................ 25,471 1,473,752
51,199,997
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 703,358 44,649,166
Keurig Dr Pepper, Inc. ..................... 198,422 6,369,346
PepsiCo, Inc. ........................... 235,677 35,514,167
86,532,679
a
Biotechnology  —  2 .7%
AbbVie, Inc. ............................ 303,147 55,748,733
Amgen, Inc. ............................ 92,209 26,318,293
Biogen, Inc.
(a)
........................... 24,964 3,593,069
BioMarin Pharmaceutical, Inc.
(a)
............... 32,867 2,082,453
Gilead Sciences, Inc. ...................... 213,866 20,787,775
Vertex Pharmaceuticals, Inc.
(a)
................ 44,347 20,474,123
129,004,446
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 19,621 259,193
Nordstrom, Inc. .......................... 17,189 415,974
675,167
a
Building Products  —  1 .0%
A O Smith Corp. ......................... 20,780 1,398,494
Allegion PLC ............................ 14,812 1,965,997
Builders FirstSource, Inc.
(a)
.................. 20,041 3,352,458
Carrier Global Corp. ....................... 139,410 9,114,626
Fortune Brands Innovations, Inc. .............. 21,255 1,523,346
Johnson Controls International PLC ............ 114,421 8,924,838
Lennox International, Inc. ................... 5,528 3,274,898
Masco Corp. ............................ 37,825 2,998,766
Owens Corning .......................... 14,966 2,761,975
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 38,763 $ 14,061,278
49,376,676
a
Capital Markets  —  4 .3%
Ameriprise Financial, Inc. ................... 16,814 9,136,055
Bank of New York Mellon Corp. (The) ........... 126,746 10,891,284
BlackRock, Inc.
(c)
......................... 25,448 27,369,324
Charles Schwab Corp. (The) ................. 274,937 22,742,789
CME Group, Inc. , Class A ................... 61,861 14,631,364
FactSet Research Systems, Inc. ............... 6,496 3,081,767
Franklin Resources, Inc. .................... 49,714 1,105,639
Intercontinental Exchange, Inc. ............... 98,704 15,775,860
Invesco Ltd. ............................ 57,634 1,108,302
MarketAxess Holdings, Inc. .................. 6,420 1,416,445
Moody's Corp. ........................... 28,160 14,064,230
Morgan Stanley .......................... 208,451 28,855,872
Nasdaq, Inc. ............................ 73,734 6,071,258
Northern Trust Corp. ....................... 34,554 3,880,069
Raymond James Financial, Inc. ............... 33,676 5,673,732
S&P Global, Inc. ......................... 55,006 28,680,678
State Street Corp. ........................ 50,642 5,146,240
T Rowe Price Group, Inc. ................... 38,125 4,457,575
204,088,483
a
Chemicals  —  2 .0%
Air Products and Chemicals, Inc. .............. 38,123 12,781,117
Albemarle Corp. ......................... 20,169 1,698,028
Axalta Coating Systems Ltd.
(a)
................ 37,274 1,339,628
Ecolab, Inc. ............................ 43,991 11,006,108
HB Fuller Co. ........................... 9,412 594,180
International Flavors & Fragrances, Inc. .......... 43,734 3,808,794
Linde PLC ............................. 81,918 36,545,258
LyondellBasell Industries N.V. , Class A .......... 45,030 3,408,771
Minerals Technologies, Inc. .................. 5,568 427,010
Mosaic Co. (The) ......................... 55,135 1,537,715
PPG Industries, Inc. ....................... 40,136 4,630,892
Sherwin-Williams Co. (The) .................. 41,113 14,725,032
92,502,533
a
Commercial Services & Supplies  —  0 .3%
ACCO Brands Corp. ....................... 15,022 79,016
Copart, Inc.
(a)
........................... 149,069 8,635,567
Deluxe Corp. ............................ 7,191 166,759
HNI Corp. .............................. 8,355 416,497
Interface, Inc. ........................... 10,155 251,438
Steelcase, Inc. , Class A .................... 14,102 161,891
Tetra Tech, Inc. .......................... 46,280 1,703,104
Veralto Corp. ............................ 42,452 4,389,112
15,803,384
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ....................... 685,553 41,544,512
F5, Inc.
(a)
.............................. 10,009 2,975,275
Motorola Solutions, Inc. .................... 28,619 13,429,466
57,949,253
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 8,043 3,603,747
Granite Construction, Inc. ................... 7,318 645,008
Quanta Services, Inc. ...................... 25,192 7,749,311
11,998,066
a

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction Materials  —  0 .4%
CRH PLC .............................. 117,538 $ 11,639,788
Martin Marietta Materials, Inc. ................ 10,531 5,730,128
17,369,916
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 47,136 1,836,890
American Express Co. ..................... 97,709 31,017,722
Discover Financial Services .................. 42,987 8,644,256
Synchrony Financial ....................... 68,047 4,693,882
46,192,750
a
Consumer Staples Distribution & Retail  —  0 .5%
Kroger Co. (The) ......................... 117,778 7,259,836
Sysco Corp. ............................ 84,565 6,166,480
Target Corp. ............................ 79,127 10,912,405
United Natural Foods, Inc.
(a)
.................. 10,175 302,604
24,641,325
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 13,848 2,571,989
Ball Corp. .............................. 52,253 2,910,492
International Paper Co. ..................... 86,112 4,790,410
Sealed Air Corp. ......................... 26,243 914,044
Sonoco Products Co. ...................... 17,040 811,786
11,998,721
a
Distributors  —  0 .1%
LKQ Corp. ............................. 45,164 1,688,682
Pool Corp. ............................. 6,577 2,264,132
3,952,814
a
Diversified Telecommunication Services  —  0 .6%
Lumen Technologies, Inc.
(a)
.................. 166,281 821,428
Verizon Communications, Inc. ................ 723,124 28,483,855
29,305,283
a
Electric Utilities  —  0 .2%
Eversource Energy ....................... 60,261 3,475,855
Exelon Corp. ............................ 172,440 6,897,600
10,373,455
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 5,351 1,778,619
Eaton Corp. PLC ......................... 68,384 22,323,273
Hubbell, Inc. ............................ 9,239 3,908,189
Rockwell Automation, Inc. ................... 19,431 5,410,173
Sensata Technologies Holding PLC ............ 25,780 700,185
34,120,439
a
Electronic Equipment, Instruments & Components  —  0 .7%
Cognex Corp. ........................... 29,605 1,181,239
Corning, Inc. ............................ 139,616 7,271,201
Flex Ltd.
(a)
.............................. 68,680 2,860,522
Itron, Inc.
(a)
............................. 7,973 855,981
Keysight Technologies, Inc.
(a)
................. 29,759 5,307,518
TE Connectivity PLC ...................... 52,280 7,735,872
Trimble, Inc.
(a)
........................... 42,032 3,150,719
Zebra Technologies Corp. , Class A
(a)
............ 8,781 3,441,625
31,804,677
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 170,648 7,880,525
Core Laboratories, Inc.
(b)
.................... 8,322 141,224
Halliburton Co. .......................... 151,062 3,930,633
NOV, Inc. .............................. 67,773 979,320
Security Shares Value
a
Energy Equipment & Services (continued)
TechnipFMC PLC ........................ 73,690 $ 2,214,385
15,146,087
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 43,091 5,296,315
Walt Disney Co. (The) ..................... 311,551 35,223,956
Warner Bros Discovery, Inc.
(a)
................ 400,458 4,180,781
44,701,052
a
Financial Services  —  4 .3%
Equitable Holdings, Inc. .................... 55,148 3,001,154
Fidelity National Information Services, Inc. ........ 93,919 7,651,581
Mastercard, Inc. , Class A .................... 141,632 78,666,662
PayPal Holdings, Inc.
(a)
..................... 166,646 14,761,503
Visa, Inc. , Class A ........................ 286,819 98,034,734
Voya Financial, Inc. ....................... 16,796 1,192,348
Western Union Co. (The) ................... 51,647 532,997
203,840,979
a
Food Products  —  1 .0%
Archer-Daniels-Midland Co. .................. 82,319 4,217,202
Bunge Global SA ......................... 24,662 1,877,518
Conagra Brands, Inc. ...................... 82,505 2,136,054
Darling Ingredients, Inc.
(a)
................... 27,415 1,026,966
General Mills, Inc. ........................ 95,362 5,735,071
Hain Celestial Group, Inc. (The)
(a) (b)
............. 16,393 82,949
Hormel Foods Corp. ....................... 51,628 1,547,807
Ingredion, Inc. ........................... 11,222 1,531,130
J M Smucker Co. (The) ..................... 18,220 1,947,536
Kellanova .............................. 47,023 3,843,190
Kraft Heinz Co. (The) ...................... 155,129 4,629,049
Lamb Weston Holdings, Inc. ................. 24,785 1,485,613
McCormick & Co., Inc. , NVS ................. 43,237 3,339,193
Mondelez International, Inc. , Class A ............ 229,474 13,307,197
The Campbell's Company ................... 33,219 1,287,901
47,994,376
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 26,005 3,705,973
New Jersey Resources Corp. ................. 17,265 827,857
UGI Corp. .............................. 36,047 1,107,724
5,641,554
a
Ground Transportation  —  1 .1%
ArcBest Corp. ........................... 4,249 406,247
Avis Budget Group, Inc.
(a)
................... 3,113 279,236
CSX Corp. ............................. 333,742 10,970,099
JB Hunt Transport Services, Inc. .............. 13,908 2,381,328
Knight-Swift Transportation Holdings, Inc. , Class A .. 27,490 1,569,404
Norfolk Southern Corp. ..................... 38,792 9,903,598
Ryder System, Inc. ........................ 7,572 1,207,052
U-Haul Holding Co. , Series N , NVS ............. 16,534 1,070,411
Union Pacific Corp. ....................... 104,644 25,929,737
53,717,112
a
Health Care Equipment & Supplies  —  1 .2%
Align Technology, Inc.
(a)
..................... 12,296 2,694,177
Becton Dickinson & Co. .................... 49,610 12,283,436
Cooper Companies, Inc. (The)
(a)
............... 34,448 3,325,954
Dentsply Sirona, Inc. ...................... 35,435 700,196
Dexcom, Inc.
(a)
.......................... 68,639 5,959,924
Edwards Lifesciences Corp.
(a)
................ 103,535 7,501,111
Hologic, Inc.
(a)
........................... 39,802 2,871,316
IDEXX Laboratories, Inc.
(a)
................... 14,084 5,944,152
Insulet Corp.
(a)
........................... 12,125 3,375,358
ResMed, Inc. ........................... 25,132 5,935,676

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
STERIS PLC ............................ 17,051 $ 3,762,303
Zimmer Biomet Holdings, Inc. ................ 34,857 3,816,144
58,169,747
a
Health Care Providers & Services  —  1 .6%
Cardinal Health, Inc. ....................... 41,467 5,127,809
Cencora, Inc. ........................... 30,531 7,761,285
Centene Corp.
(a)
......................... 90,557 5,798,365
Cigna Group (The) ........................ 47,946 14,106,193
DaVita, Inc.
(a)
............................ 7,953 1,401,319
Elevance Health, Inc. ...................... 39,837 15,763,501
HCA Healthcare, Inc. ...................... 33,329 10,995,570
Henry Schein, Inc.
(a)
....................... 21,738 1,739,040
Humana, Inc. ........................... 20,574 6,032,914
Labcorp Holdings, Inc. ..................... 14,422 3,602,616
Patterson Companies, Inc. .................. 14,918 461,712
Pediatrix Medical Group, Inc.
(a)
................ 13,925 194,671
Quest Diagnostics, Inc. ..................... 19,042 3,105,750
Select Medical Holdings Corp. ................ 18,674 367,318
76,458,063
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 119,457 2,467,981
Ventas, Inc. ............................ 69,848 4,220,216
Welltower, Inc. ........................... 106,118 14,482,985
21,171,182
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a)
...................... 28,412 288,666
Veeva Systems, Inc. , Class A
(a)
............... 26,513 6,184,422
6,473,088
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 120,963 2,021,292
a
Hotels, Restaurants & Leisure  —  2 .7%
Aramark ............................... 42,204 1,642,158
Booking Holdings, Inc. ..................... 5,755 27,264,658
Choice Hotels International, Inc.
(b)
.............. 4,974 732,819
Darden Restaurants, Inc. ................... 20,226 3,948,924
Domino's Pizza, Inc. ....................... 5,972 2,682,145
Hilton Worldwide Holdings, Inc. ............... 42,426 10,864,026
Jack in the Box, Inc. ....................... 3,551 139,164
Marriott International, Inc. , Class A ............. 41,037 11,924,942
McDonald's Corp. ........................ 123,054 35,525,690
Royal Caribbean Cruises Ltd. ................ 42,036 11,206,797
Starbucks Corp. .......................... 194,521 20,946,021
Vail Resorts, Inc. ......................... 6,536 1,111,904
127,989,248
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 3,865 119,892
Garmin Ltd. ............................. 26,312 5,679,445
La-Z-Boy, Inc. ........................... 6,943 327,710
Meritage Homes Corp. ..................... 12,730 991,285
Mohawk Industries, Inc.
(a)
................... 9,229 1,128,707
Newell Brands, Inc. ....................... 68,334 680,607
Whirlpool Corp. .......................... 9,309 977,538
9,905,184
a
Household Products  —  2 .0%
Church & Dwight Co., Inc. ................... 41,978 4,429,519
Clorox Co. (The) ......................... 21,297 3,379,408
Colgate-Palmolive Co. ..................... 133,336 11,560,231
Kimberly-Clark Corp. ...................... 57,695 7,498,619
Security Shares Value
a
Household Products (continued)
Procter & Gamble Co. (The) ................. 403,356 $ 66,953,062
93,820,839
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,325 598,199
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 94,262 14,346,676
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 158,991 18,959,677
a
Insurance  —  2 .5%
Allstate Corp. (The) ....................... 45,393 8,730,436
Arthur J Gallagher & Co. .................... 42,922 12,954,718
Chubb Ltd. ............................. 65,917 17,921,514
Hartford Financial Services Group, Inc. (The) ...... 50,434 5,625,913
Lincoln National Corp. ..................... 30,343 1,066,860
Loews Corp. ............................ 31,813 2,718,421
Marsh & McLennan Companies, Inc. ............ 84,427 18,310,528
Principal Financial Group, Inc. ................ 39,870 3,287,281
Progressive Corp. (The) .................... 100,607 24,793,589
Prudential Financial, Inc. .................... 61,305 7,403,192
Travelers Companies, Inc. (The) ............... 39,046 9,573,298
Willis Towers Watson PLC ................... 17,434 5,745,636
118,131,386
a
Interactive Media & Services  —  8 .1%
Alphabet, Inc. , Class A ..................... 1,006,004 205,244,936
Alphabet, Inc. , Class C , NVS ................. 863,066 177,446,370
ZoomInfo Technologies, Inc.
(a)
................ 44,750 460,477
383,151,783
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 107,338 41,319,763
Akamai Technologies, Inc.
(a) (b)
................. 26,095 2,606,891
ASGN, Inc.
(a)
............................ 7,988 704,622
Cognizant Technology Solutions Corp. , Class A ..... 85,104 7,030,441
International Business Machines Corp. .......... 158,189 40,448,927
Okta, Inc. , Class A
(a)
....................... 27,547 2,595,478
Twilio, Inc. , Class A
(a)
...................... 26,266 3,850,070
98,556,192
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 22,642 1,309,613
Mattel, Inc.
(a)
............................ 57,748 1,076,423
Topgolf Callaway Brands Corp.
(a)
.............. 25,826 202,992
2,589,028
a
Life Sciences Tools & Services  —  1 .2%
Agilent Technologies, Inc. ................... 49,474 7,496,300
Bio-Techne Corp. ......................... 27,232 2,002,914
Danaher Corp. .......................... 111,658 24,870,703
Illumina, Inc.
(a)
........................... 27,383 3,634,819
IQVIA Holdings, Inc.
(a)
...................... 31,174 6,277,197
Mettler-Toledo International, Inc.
(a)
............. 3,659 4,992,486
Waters Corp.
(a)
.......................... 10,146 4,215,460
West Pharmaceutical Services, Inc. ............ 12,415 4,240,343
57,730,222
a
Machinery  —  3 .2%
AGCO Corp. ............................ 10,944 1,142,882
Caterpillar, Inc. .......................... 83,179 30,896,008
CNH Industrial N.V. ....................... 150,097 1,933,249
Cummins, Inc. ........................... 23,538 8,385,412
Deere & Co. ............................ 44,630 21,268,873

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Dover Corp. ............................ 23,649 $ 4,816,828
Flowserve Corp. ......................... 22,767 1,425,670
Fortive Corp. ............................ 60,112 4,888,909
Graco, Inc. ............................. 28,928 2,434,870
IDEX Corp. ............................. 13,022 2,920,965
Illinois Tool Works, Inc. ..................... 50,939 13,201,351
Ingersoll Rand, Inc. ....................... 69,331 6,503,248
Lincoln Electric Holdings, Inc. ................ 9,805 1,949,038
Middleby Corp. (The)
(a)
..................... 9,218 1,577,568
PACCAR, Inc. ........................... 89,951 9,973,767
Parker-Hannifin Corp. ...................... 22,115 15,636,411
Pentair PLC ............................ 28,548 2,959,857
Snap-on, Inc. ........................... 9,020 3,203,453
Stanley Black & Decker, Inc. ................. 26,518 2,335,440
Tennant Co. ............................ 3,196 273,322
Timken Co. (The) ......................... 11,455 919,493
Westinghouse Air Brake Technologies Corp. ....... 30,150 6,268,788
Xylem, Inc. ............................. 41,856 5,191,818
150,107,220
a
Media  —  0 .1%
Cable One, Inc. .......................... 780 237,128
John Wiley & Sons, Inc. , Class A .............. 7,718 315,898
New York Times Co. (The) , Class A ............. 27,189 1,476,363
Omnicom Group, Inc. ...................... 33,393 2,898,178
Scholastic Corp. ......................... 4,482 86,995
5,014,562
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............ 6,109 71,231
Newmont Corp. .......................... 196,883 8,410,842
Radius Recycling, Inc. , Class A ............... 4,534 54,453
8,536,526
a
Multi-Utilities  —  0 .5%
Avista Corp. ............................ 13,133 480,930
CMS Energy Corp. ........................ 51,397 3,392,202
Consolidated Edison, Inc. ................... 59,564 5,583,529
NiSource, Inc. ........................... 77,385 2,886,461
Sempra ............................... 108,416 8,990,939
21,334,061
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 25,595 1,872,018
COPT Defense Properties ................... 20,028 589,625
2,461,643
a
Oil, Gas & Consumable Fuels  —  1 .1%
Cheniere Energy, Inc. ...................... 38,742 8,664,648
HF Sinclair Corp. ......................... 27,610 996,169
Marathon Petroleum Corp. .................. 57,618 8,395,519
ONEOK, Inc. ............................ 106,614 10,359,682
Phillips 66 .............................. 71,657 8,446,211
Targa Resources Corp. ..................... 35,837 7,052,722
Valero Energy Corp. ....................... 55,158 7,336,014
51,250,965
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 27,990 1,882,887
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 40,045 3,340,954
a
Pharmaceuticals  —  1 .6%
Bristol-Myers Squibb Co. .................... 348,037 20,516,781
Jazz Pharmaceuticals PLC
(a) (b)
................ 9,902 1,231,512
Security Shares Value
a
Pharmaceuticals (continued)
Merck & Co., Inc. ......................... 435,434 $ 43,029,588
Zoetis, Inc. , Class A ....................... 77,716 13,281,664
78,059,545
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 70,040 21,222,820
Broadridge Financial Solutions, Inc. ............ 20,057 4,777,979
Exponent, Inc. ........................... 8,890 814,946
Heidrick & Struggles International, Inc. .......... 3,123 145,188
ICF International, Inc. ...................... 3,327 388,294
Kelly Services, Inc. , Class A , NVS ............. 5,964 83,973
ManpowerGroup, Inc. ...................... 8,080 486,578
Paycom Software, Inc. ..................... 8,873 1,841,680
Robert Half, Inc. ......................... 18,198 1,179,049
TransUnion ............................. 33,571 3,331,922
34,272,429
a
Real Estate Management & Development  —  0 .2%
Anywhere Real Estate, Inc.
(a)
................. 14,897 53,778
CBRE Group, Inc. , Class A
(a)
................. 52,572 7,609,271
Jones Lang LaSalle, Inc.
(a)
................... 8,137 2,301,144
9,964,193
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 24,320 5,387,123
Equity Residential ........................ 58,730 4,148,100
UDR, Inc. .............................. 53,347 2,226,704
11,761,927
a
Retail REITs  —  0 .3%
Federal Realty Investment Trust ............... 12,952 1,406,976
Macerich Co. (The) ....................... 36,435 757,119
Simon Property Group, Inc. .................. 56,014 9,738,594
11,902,689
a
Semiconductors & Semiconductor Equipment  —  14 .1%
Advanced Micro Devices, Inc.
(a)
............... 277,951 32,228,419
Analog Devices, Inc. ....................... 85,160 18,044,553
Applied Materials, Inc. ..................... 141,628 25,542,610
First Solar, Inc.
(a)
......................... 17,445 2,922,386
Intel Corp. ............................. 732,980 14,241,801
Lam Research Corp. ...................... 222,492 18,032,977
Microchip Technology, Inc. ................... 92,394 5,016,994
NVIDIA Corp. ........................... 4,211,920 505,725,234
NXP Semiconductors N.V. ................... 43,753 9,124,688
ON Semiconductor Corp.
(a)
.................. 73,520 3,848,037
Skyworks Solutions, Inc. .................... 27,440 2,435,574
Texas Instruments, Inc. ..................... 156,798 28,946,479
666,109,752
a
Software  —  17 .2%
Adobe, Inc.
(a)
............................ 75,628 33,083,469
ANSYS, Inc.
(a)
........................... 15,063 5,279,581
Atlassian Corp. , Class A
(a)
................... 27,502 8,437,064
Autodesk, Inc.
(a)
.......................... 36,860 11,475,992
Cadence Design Systems, Inc.
(a)
.............. 46,938 13,969,688
Fair Isaac Corp.
(a)
......................... 4,198 7,865,205
Fortinet, Inc.
(a)
........................... 111,579 11,256,089
Gen Digital, Inc. .......................... 95,174 2,561,132
Guidewire Software, Inc.
(a) (b)
.................. 13,629 2,879,399
HubSpot, Inc.
(a)
.......................... 8,352 6,510,635
Intuit, Inc. .............................. 48,122 28,945,864
Microsoft Corp. .......................... 1,212,468 503,246,968
Oracle Corp. ............................ 285,322 48,521,859
PTC, Inc.
(a)
............................. 20,687 4,002,521
RingCentral, Inc. , Class A
(a)
.................. 13,120 456,838

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Roper Technologies, Inc. .................... 18,428 $ 10,608,078
Salesforce, Inc. .......................... 164,087 56,068,528
ServiceNow, Inc.
(a)
........................ 35,384 36,034,358
Synopsys, Inc.
(a)
......................... 26,358 13,850,602
Teradata Corp.
(a)
......................... 17,200 548,852
Workday, Inc. , Class A
(a)
.................... 36,596 9,590,348
815,193,070
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 80,137 14,821,338
Crown Castle, Inc. ........................ 74,619 6,661,984
Digital Realty Trust, Inc. .................... 56,011 9,177,963
Equinix, Inc. ............................ 16,294 14,887,176
Iron Mountain, Inc. ........................ 50,442 5,123,394
SBA Communications Corp. , Class A ............ 18,500 3,654,860
54,326,715
a
Specialty Retail  —  2 .5%
AutoNation, Inc.
(a)
......................... 4,511 850,549
Best Buy Co., Inc. ........................ 34,806 2,988,443
Buckle, Inc. (The) ........................ 5,801 276,186
CarMax, Inc.
(a) (b)
.......................... 26,894 2,303,202
Foot Locker, Inc.
(a)
........................ 13,987 280,439
GameStop Corp. , Class A
(a)
.................. 69,871 1,879,530
Gap, Inc. (The) .......................... 37,814 910,183
Home Depot, Inc. (The) .................... 170,625 70,294,088
Lowe's Companies, Inc. .................... 97,456 25,342,458
ODP Corp. (The)
(a)
........................ 5,989 135,351
Signet Jewelers Ltd. ....................... 7,699 456,012
Tractor Supply Co. ........................ 92,890 5,049,500
Ulta Beauty, Inc.
(a)
........................ 8,084 3,331,821
Williams-Sonoma, Inc. ..................... 21,743 4,595,818
118,693,580
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 54,592 5,655,731
Hewlett Packard Enterprise Co. ............... 222,427 4,713,228
HP, Inc. ............................... 165,906 5,391,945
Seagate Technology Holdings PLC ............. 36,231 3,491,219
Xerox Holdings Corp. ...................... 20,272 173,123
19,425,246
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Capri Holdings Ltd.
(a)
...................... 20,096 497,979
Columbia Sportswear Co. ................... 5,803 512,405
Deckers Outdoor Corp.
(a)
.................... 26,256 4,656,764
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.
(a)
....................... 60,446 $ 490,822
NIKE, Inc. , Class B ....................... 204,327 15,712,746
PVH Corp. ............................. 9,462 847,795
Under Armour, Inc. , Class A
(a) (b)
............... 31,704 264,728
Under Armour, Inc. , Class C , NVS
(a)
............ 25,560 192,467
VF Corp. .............................. 56,842 1,476,187
Wolverine World Wide, Inc. .................. 13,854 309,360
24,961,253
a
Trading Companies & Distributors  —  0 .7%
Air Lease Corp. , Class A .................... 18,138 837,976
Applied Industrial Technologies, Inc. ............ 6,676 1,735,960
Fastenal Co. ............................ 98,574 7,219,560
Ferguson Enterprises, Inc. ................... 34,479 6,244,836
United Rentals, Inc. ....................... 11,332 8,590,336
WW Grainger, Inc. ........................ 7,563 8,036,973
32,665,641
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 33,576 4,184,913
Essential Utilities, Inc. ...................... 44,776 1,588,652
5,773,565
a
Total Long-Term Investments — 99.6%
(Cost: $ 2,986,901,733 ) ............................... 4,723,838,903
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 13,737,912 13,744,781
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 13,961,286 13,961,286
a
Total Short-Term Securities — 0.6%
(Cost: $ 27,704,215 ) ................................. 27,706,067
Total Investments — 100.2%
(Cost: $ 3,014,605,948 ) ............................... 4,751,544,970
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (10,695,533)
Net Assets — 100.0% ................................. $ 4,740,849,437
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI KLD 400 Social ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,441,642  $ 3,286,355
(a)
$ —  $ 17,380  $ (596) $ 13,744,781  13,737,912  $ 83,125
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 11,294,314  2,666,972
(a)
—  —  —  13,961,286  13,961,286  463,557  —
BlackRock, Inc. ... 20,188,884  330,534  (1,603,161) 806,288  7,646,779  27,369,324  25,448  404,170  —
$ 823,668  $ 7,646,183
$ 55,075,391
$ 950,852  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 53 03/21/25 $ 16,078 $ (70,942)

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,723,838,903  $ —  $ —  $ 4,723,838,903
Short-Term Securities
Money Market Funds ...................................... 27,706,067  —  —  27,706,067
$ 4,751,544,970  $ —  $ —  $ 4,751,544,970
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (70,942) $ —  $ —  $ (70,942)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)